Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

Related party transactions are made on terms agreed upon by the related parties. The balances with related parties are unsecured, non-interest bearing, and due on demand. Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

Due to a related party	June 30, 2022	June 30, 2021
Silvercorp Metals Inc.	$377,031	$50,378

(a) Silvercorp Metals Inc. (“Silvercorp”) has two directors and one officer in common with the Company. Silvercorp and the Company share office space and Silvercorp provides various general and administrative services to the Company. The Company expects to continue making payments to Silvercorp in the normal course of business. Expenses in general and administrative services rendered and incurred by Silvercorp on behalf of the Company for the year ended June 30, 2022 were $726,387 (year ended June 30, 2021 - $616,030).

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New Pacific Metals Corp. Notes to the Consolidated Financial Statements
(Expressed in US dollars)

During the year ended June 30, 2022, the Company’s subsidiary Qinghai Found borrowed a loan of $283,688 (RMB ¥1.9 million) from one of Silvercorp’s subsidiary in China to help facilitating the closure of the RZY compensation transaction. Subsequent to June 30, 2022, the loan plus interest of $23,422 were repaid in full.

(b) Compensation of key management personnel

The remuneration of directors and other members of key management personnel for the years ended June 30, 2022 and 2021 are as follows:

	Years ended June 30,
	2022	2021
Director’s cash compensation	$82,608	290,463
Director’s share-based compensation	338,702	604,970
Key management’s cash compensation	988,753	859,394
Key management’s share-based compensation	461,947	1,709,004
	$1,872,010	$3,463,831

Other than as disclosed above, the Company does not have any ongoing contractual or other commitments resulting from transactions with related parties.